Income taxes - Uncertain tax positions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of year	€ 2,927	€ 2,871
Increases to tax positions related to the current year	6,289	0
Increases to tax positions related to prior years	0	0
Interest and penalties	22	56
Balance, end of year	€ 9,238	€ 2,927